PENSION BENEFITS (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Change in Benefit Obligation
Benefit obligation at beginning of year			$ 10,201,594	$ 8,765,206	$ 8,765,206	$ 7,583,064
Service cost (net of expenses)	14,231	12,276	42,693	36,828	49,106	55,788	186,427
Interest cost	87,653	96,235	262,959	288,705	384,941	391,258	415,441
Curtailment					0	0
Actuarial loss					(1,347,138)	(1,010,136)
Benefits paid					(344,797)	(275,040)
Benefit obligation at end of year					$ 10,201,594	$ 8,765,206	$ 7,583,064